Schedule of investments
Delaware Ivy Science and Technology Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bond — 0.08%
Consumer Discretionary — 0.08%
Marrone Bio Innovations 8.00% 12/31/22	4,712,500	$ 4,672,444
Total Corporate Bond (cost $4,712,500)		4,672,444
	Number of shares
Common Stocks — 92.88%
Communication Services — 15.31%
Alphabet Class A †	61,220	133,414,297
Alphabet Class C †	60,873	133,156,644
Meta Platforms Class A †	1,403,809	226,364,201
Pinterest Class A †	4,726,329	85,830,135
Snap Class A †	4,738,500	62,216,505
T-Mobile US †	1,768,947	237,994,129
		878,975,911
Consumer Discretionary — 7.28%
Amazon.com †	2,781,940	295,469,847
Etsy *, †	1,232,141	90,205,043
Luminar Technologies *, †	5,402,199	32,035,040
		417,709,930
Healthcare — 4.24%
Eli Lilly & Co.	255,173	82,734,742
Intuitive Surgical †	441,924	88,698,566
Vertex Pharmaceuticals †	256,056	72,154,020
		243,587,328
Industrials — 1.82%
Uber Technologies †	5,113,366	104,619,469
		104,619,469
Information Technology — 64.23%
Ambarella †	1,132,239	74,116,365
Amphenol Class A	2,719,293	175,068,083
Analog Devices	1,165,043	170,201,132
Apple	1,803,802	246,615,809
ASML Holding	421,251	200,464,926
Aspen Technology †	348,748	64,058,033
Autodesk †	617,123	106,120,471
Cadence Design Systems †	544,126	81,635,224
GlobalFoundries *, †	2,621,589	105,754,900
Infineon Technologies	3,303,551	79,936,570
Intuit	300,785	115,934,570
Mastercard Class A	1,312,535	414,078,542
Microchip Technology	3,264,652	189,610,988
Micron Technology	2,171,959	120,065,893
Microsoft	2,072,924	532,389,071
NVIDIA	634,986	96,257,528
ON Semiconductor *, †	2,774,776	139,598,981
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Seagate Technology Holdings *	1,836,822	$ 131,222,564
ServiceNow †	317,882	151,159,249
Shift4 Payments Class A *, †	1,468,760	48,557,206
Taiwan Semiconductor Manufacturing ADR	1,322,779	108,137,183
VeriSign †	870,904	145,728,366
WNS Holdings ADR †	1,251,314	93,398,077
Workday Class A †	704,766	98,371,238
		3,688,480,969
Total Common Stocks (cost $4,964,867,898)		5,333,373,607

Short-Term Investments — 7.52%
Money Market Mutual Fund — 7.52%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	431,812,508	431,812,508
Total Short-Term Investments (cost $431,812,508)		431,812,508

Total Value of Securities Before Securities Lending Collateral—100.48% (cost $5,401,392,906)		5,769,858,559

Securities Lending Collateral — 2.21%
Money Market Mutual Fund — 2.21%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	126,785,541	126,785,541
Total Securities Lending Collateral (cost $126,785,541)		126,785,541

Total Value of Securities—102.69% (cost $5,528,178,447)		5,896,644,100■
Obligation to Return Securities Lending Collateral — (2.21%)		(126,785,541)
Liabilities Net of Receivables and Other Assets — (0.48%)		(27,623,708)
Net Assets Applicable to 114,060,034 Shares Outstanding—100.00%		$5,742,234,851
°	Principal amount shown is stated in USD.
†	Non-income producing security.
NQ-IV008 [6/22] 8/22 (2352398)    1

Schedule of investments
Delaware Ivy Science and Technology Fund   (Unaudited)
*	Fully or partially on loan.
■	Includes $380,354,241 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $278,422,816.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV008 [6/22] 8/22 (2352398)